Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets are as follows:

	December 31, 2018	December 31, 2017
Other receivable (1)	$809,396	$607,822
Prepaid rent expense	25,735	75,943
Value added tax receivable	83,717	86,289
Other	55,954	4,611
Total	$974,802	$774,665

(1)	Other receivables mainly represent mainly advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee payroll.

(2)	The Company’s subsidiary Beijing REIT leases headquarter offices of 658 square meters from March 1, 2011 to August 30, 2018, and prepaid rent expense to the landlord, which is amortized over the lease term.